Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2025.
Award Timing Predetermined [Flag]	false
Award Timing, How MNPI Considered [Text Block]	The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2025.
MNPI Disclosure Timed for Compensation Value [Flag]	false